NXG Cushing Midstream Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2025

		Fair
Common Stock - 94.2%	Shares	Value
Canadian Midstream - 1.5%
Keyera Corp(1)(3)(4)	90,000	$2,899,844
Pembina Pipeline Corporation(3)(4)	3,435	129,736
		3,029,580
Crude Oil & Refined Products - 3.3%
South Bow Corp(3)	225,000	6,241,500

Electrical Power Equipment - 4.4%
GE Vernova, Inc.	14,000	8,581,580

Engineering & Construction - 1.5%
Quanta Services Inc	8,000	3,023,680

Exploration & Production - 2.0%
Viper Energy Inc	100,000	3,984,500

Industry Software - 1.7%
MicroStrategy Inc(2)	10,000	3,344,100

Integrated Oil - 2.6%
Cenovus Energy Inc.(1)(3)	300,000	4,983,000

Large Cap Diversified C Corps - 34.6%
Cheniere Energy, Inc.	50,000	12,091,000
Enbridge Inc(3)	200,000	9,668,000
Kinder Morgan, Inc.	315,000	8,498,700
ONEOK, Inc.	170,000	12,984,600
Pembina Pipeline Corporation(3)	156,565	5,913,460
TC Energy Corp(1)(3)	190,000	9,891,400
Williams Companies, Inc.	150,000	8,682,000
		67,729,160
Natural Gas Gatherers & Processors - 14.9%
DT Midstream, Inc.	70,000	7,292,600
Kinetik Holdings, Inc.(1)	200,000	8,366,000
Targa Resources Corporation(1)	80,000	13,420,800
		29,079,400
Offshore Drillers - 2.2%
Noble Corp PLC(1)(3)	150,000	4,323,000

Other C-Corps - 1.3%
EQT Corp	50,000	2,592,000

Other Renewable Generation - 1.9%
Bloom Energy Corporation(2)	70,000	3,705,800

Refiners - 2.7%
Phillips 66	40,000	5,343,200

Solar Equipment - 2.0%
First Solar Inc(2)	20,000	3,903,800

Utilities - 17.6%
Constellation Energy Corp(1)	27,000	8,315,460
NRG Energy Inc	50,000	7,278,000
Talen Energy Corp(1)(2)	28,000	10,609,760
Vistra Corporation	43,000	8,131,730
		34,334,950
Total Common Stocks (Cost $177,712,631)		$184,199,250

MLP Investments and Related Companies - 40.0%	Units
Coal - 2.3%
Alliance Resource Partners LP	191,000	$4,394,910

Crude Oil & Refined Products - 1.1%
Genesis Energy L.P.	130,000	2,208,700

Large Cap Diversified C Corps - 4.4%
Plains GP Holdings, L.P.	450,000	8,685,000

Large Cap MLP - 19.5%
Energy Transfer, L.P.	1,100,000	19,492,000
Enterprise Products Partners L.P.	200,000	6,428,000
MPLX, L.P.	240,000	12,208,800
		38,128,800
Natural Gas Gatherers & Processors - 10.3%
Hess Midstream, L.P.	300,000	12,360,000
Western Midstream Partners, L.P.	200,000	7,842,000
		20,202,000
Upstream MLPs - 2.4%
TXO Energy Partners, L.P.	330,000	4,649,700
Total MLP Investments and Related Companies (Cost $72,875,077)		$78,269,110

Preferred Stock - 1.2%
Crude Oil & Refined Products - 0.2%
NGL Energy Partners, L.P.(1)	20,313	$474,404

Utilities - 1.0%
NextEra Energy Capital Holdings, Inc.(1)	81,000	1,883,250
Total Preferred Stock (Cost $2,549,836)		$2,357,654

Short-Term Investments - Investment Companies - 4.0%	Shares
First American Government Obligations Fund - Class X, 4.22%(1)(5)	3,914,815	$3,914,815
First American Treasury Obligations Fund - Class X, 4.20%(1)(5)	3,914,814	3,914,814
Total Short-Term Investments - Investment Companies (Cost $7,829,629)		$7,829,629

Total Investments - 139.4% (Cost $260,967,173)		$272,655,643
Written Options (6) - 0.0% (Premiums Received $62,346)		(53,200)
Liabilities in Excess of Other Assets - (39.4)%		(76,986,243)
Net Assets Applicable to Common Stockholders - 100.0%		$195,616,200

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2025. As such, it is classified as a non-income producing security as of August 31, 2025.
(3)	Foreign issued security. Foreign concentration is as follows: Canada 20.31% and United Kingdom 2.21%.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Trustees. As of August 31, 2025, the value of these investments was $3,029,580 or 1.55% of total net assets.

(5)	Rate reported is the current yield as of August 31, 2025.
(6)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Bloom Energy Corp, Call Option	$58.00	9/5/2025	USD	700	$62,346	$53,200	9,146
						$62,346	$53,200	$9,146

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2025	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$184,199,250	$184,199,250	$-	$-
Master Limited Partnerships and Related Companies (a)	78,269,110	78,269,110	-	-
Preferred Stock (a)	2,357,654	2,357,654	-
Total Equity Securities	264,826,014	264,826,014	-	-
Other Short Term Investments (a)	7,829,629	7,829,629	-	-
Total Other	7,829,629	7,829,629	-	-
Total Assets	$272,655,643	$272,655,643	$-	$-
Liabilities Written Options
Written Options (a)	$53,200	$53.200	$-	$-
Total Liabilities	$53,200	$53.200	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2025.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended August 31, 2025.